INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES

7. INCOME TAXES

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2014	2013	2012
U.S. Federal	$74,561	$62,616	$50,919
State	10,325	9,234	6,245
Foreign	6,953	5,810	5,478

	$91,839	$77,660	$62,642

Current	$91,550	$69,071	$55,918
Deferred	289	8,589	6,724

	$91,839	$77,660	$62,642

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and investments and for our controlling interest of income attributable to our joint ventures with Carrier, which are taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2014	2013	2012
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.0	3.3	2.5
Tax effects on foreign income	(1.0)	(1.3)	(0.8)

Effective income tax rate attributable to Watsco, Inc.	37.0	37.0	36.7
Taxes attributable to noncontrolling interest	(6.4)	(7.7)	(8.3)

Effective income tax rate	30.6%	29.3%	28.4%

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2014	2013
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$3,262	$2,883
Self-insurance reserves	759	1,093
Allowance for doubtful accounts	992	882
Other current deferred tax assets	1,588	1,539

Total current deferred tax assets (1)	6,601	6,397

Long-term deferred tax assets:
Share-based compensation	20,108	17,455
Other long-term deferred tax assets	746	909
Net operating loss carryforwards	221	283

	21,075	18,647
Valuation allowance	—	(75)

Total long-term deferred tax assets (2)	21,075	18,572

Current deferred tax liabilities:
Other current deferred tax liabilities	(536)	(1,304)

Total current deferred tax liabilities (1)	(536)	(1,304)

Long-term deferred tax liabilities:
Deductible goodwill	(80,404)	(76,519)
Depreciation	(2,992)	(2,873)
Other long-term deferred tax liabilities	(1,320)	(2,556)

Total long-term deferred tax liabilities (2)	(84,716)	(81,948)

Net deferred tax liabilities	$(57,576)	$(58,283)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Amounts earned by foreign subsidiaries are generally subject to United States income taxation upon repatriation. United States income taxes have not been provided on undistributed earnings of our foreign subsidiaries. The cumulative undistributed earnings related to foreign operations were approximately $80,000 at December 31, 2014. It is not practicable to estimate the amount of tax that might be payable. Our intention is to indefinitely reinvest these earnings outside of the United States or to repatriate the earnings only when it is tax effective to do so.

Management has determined that no valuation allowance was necessary at December 31, 2014. A valuation allowance of $75 was recorded at December 31, 2013 to reduce the deferred tax assets to the amount that was more likely than not to be realized. At December 31, 2014, there were state and other net operating loss carryforwards of $7,231, which expire in varying amounts from 2015 through 2034. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2014.

We are subject to United States federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to United States federal tax examinations for tax years prior to 2011. For the majority of states, we are no longer subject to tax examinations for tax years prior to 2010.

As of December 31, 2014 and 2013, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $3,719 and $3,135, respectively. Of these totals, $2,417 and $2,038, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2014 and 2013, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $729 and $630, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2011	$2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Balance at December 31, 2012	2,474
Additions based on tax positions related to the current year	673
Reductions due to lapse of applicable statute of limitations	(12)

Balance at December 31, 2013	3,135
Additions based on tax positions related to the current year	751
Reductions due to lapse of applicable statute of limitations	(167)

Balance at December 31, 2014	$3,719